INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2021
INVENTORIES
Schedule of inventories

	As of September 30,
	2021	2020
Raw materials	$5,527,560	$5,310,404
Work-in-process	5,925,186	9,372,167
Finished goods	9,349,517	7,103,935
Provision for inventory impairment	(113,011)	(107,248)
Total	$20,689,252	$21,679,258